UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21787

Name of Fund: Enhanced S&P 500(R) Covered Call Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Enhanced S&P 500(R) Covered Call Fund Inc., 4 World Financial Center, 5th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.9%                               9,264  Boeing Co.                                            $     730,466
                                                         4,701  General Dynamics Corp.                                      336,921
                                                         1,453  Goodrich Corp.                                               58,876
                                                         9,544  Honeywell International, Inc.                               390,350
                                                         1,434  L-3 Communications Holdings, Inc.                           112,325
                                                         4,149  Lockheed Martin Corp.                                       357,063
                                                         4,015  Northrop Grumman Corp.                                      273,301
                                                         5,229  Raytheon Co.                                                251,044
                                                         1,998  Rockwell Collins, Inc.                                      109,570
                                                        11,787  United Technologies Corp.                                   746,706
                                                                                                                      -------------
                                                                                                                          3,366,622
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.7%                           3,571  FedEx Corp.                                                 388,096
                                                        12,598  United Parcel Service, Inc. Class B                         906,300
                                                                                                                      -------------
                                                                                                                          1,294,396
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                          9,161  Southwest Airlines Co.                                      152,622
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                                   2,066  The Goodyear Tire & Rubber Co. (a)                           29,957
                                                         2,279  Johnson Controls, Inc.                                      163,495
                                                                                                                      -------------
                                                                                                                            193,452
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                                      21,920  Ford Motor Co. (a)                                          177,333
                                                         6,591  General Motors Corp.                                        219,217
                                                         3,056  Harley-Davidson, Inc.                                       191,764
                                                                                                                      -------------
                                                                                                                            588,314
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.7%                                         8,960  Anheuser-Busch Cos., Inc.                                   425,690
                                                           915  Brown-Forman Corp. Class B                                   70,135
                                                        23,749  The Coca-Cola Co.                                         1,061,105
                                                         3,212  Coca-Cola Enterprises, Inc.                                  66,906
                                                         2,458  Constellation Brands, Inc. Class A (a)                       70,741
                                                           532  Molson Coors Brewing Co. Class B                             36,655
                                                         1,583  Pepsi Bottling Group, Inc.                                   56,197
                                                        19,213  PepsiCo, Inc.                                             1,253,840
                                                                                                                      -------------
                                                                                                                          3,041,269
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.0%                                    13,641  Amgen, Inc. (a)                                             975,741
                                                         4,004  Biogen Idec, Inc. (a)                                       178,899
                                                         3,046  Genzyme Corp. (a)                                           205,514
                                                         5,324  Gilead Sciences, Inc. (a)                                   365,759
                                                         2,790  Medimmune, Inc. (a)                                          81,496
                                                                                                                      -------------
                                                                                                                          1,807,409
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                                 2,033  American Standard Cos., Inc.                                 85,325
                                                         4,639  Masco Corp.                                                 127,201
                                                                                                                      -------------
                                                                                                                            212,526
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.9%                                   2,841  Ameriprise Financial, Inc.                                  133,243
                                                         8,893  The Bank of New York Co., Inc.                              313,567
                                                         1,399  The Bear Stearns Cos., Inc.                                 196,000
                                                        12,051  The Charles Schwab Corp.                                    215,713
                                                         4,978  E*Trade Financial Corp. (a)                                 119,074
                                                         1,056  Federated Investors, Inc. Class B                            35,703
                                                         1,943  Franklin Resources, Inc.                                    205,472
                                                         5,031  Goldman Sachs Group, Inc.                                   851,094
                                                         2,408  Janus Capital Group, Inc.                                    47,486
                                                         1,532  Legg Mason, Inc.                                            154,518
                                                         6,260  Lehman Brothers Holdings, Inc.                              462,364

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         4,795  Mellon Financial Corp.                                $     187,485
                                                        10,331  Merrill Lynch & Co., Inc. (b)                               808,091
                                                        12,492  Morgan Stanley                                              910,792
                                                         2,184  Northern Trust Corp.                                        127,611
                                                         3,859  State Street Corp.                                          240,802
                                                         3,049  T. Rowe Price Group, Inc.                                   145,895
                                                                                                                      -------------
                                                                                                                          5,154,910
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                                         2,568  Air Products & Chemicals, Inc.                              170,438
                                                           737  Ashland, Inc.                                                47,006
                                                        11,180  The Dow Chemical Co.                                        435,796
                                                        10,742  E.I. du Pont de Nemours & Co.                               460,187
                                                           959  Eastman Chemical Co.                                         51,805
                                                         2,082  Ecolab, Inc.                                                 89,151
                                                         1,317  Hercules, Inc. (a)                                           20,769
                                                           917  International Flavors & Fragrances, Inc.                     36,258
                                                         6,326  Monsanto Co.                                                297,385
                                                         1,925  PPG Industries, Inc.                                        129,129
                                                         3,757  Praxair, Inc.                                               222,264
                                                         1,673  Rohm & Haas Co.                                              79,217
                                                           773  Sigma-Aldrich Corp.                                          58,493
                                                                                                                      -------------
                                                                                                                          2,097,898
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.4%                                  3,991  AmSouth Bancorp                                             115,899
                                                         6,258  BB&T Corp.                                                  273,975
                                                         1,890  Comerica, Inc.                                              107,579
                                                         2,173  Commerce Bancorp, Inc.                                       79,771
                                                         1,508  Compass Bancshares, Inc.                                     85,926
                                                         6,501  Fifth Third Bancorp                                         247,558
                                                         1,444  First Horizon National Corp.                                 54,886
                                                         2,768  Huntington Bancshares, Inc.                                  66,238
                                                         4,700  KeyCorp                                                     175,968
                                                           906  M&T Bank Corp.                                              108,684
                                                         2,963  Marshall & Ilsley Corp.                                     142,757
                                                         7,049  National City Corp.                                         257,993
                                                         5,429  North Fork Bancorp., Inc.                                   155,487
                                                         3,433  PNC Financial Services Group, Inc. (b)                      248,687
                                                         5,298  Regions Financial Corp.                                     194,913
                                                         4,251  SunTrust Banks, Inc.                                        328,517
                                                         3,776  Synovus Financial Corp.                                     110,901
                                                        20,711  U.S. Bancorp                                                688,019
                                                        19,052  Wachovia Corp.                                            1,063,101
                                                        39,240  Wells Fargo & Co.                                         1,419,703
                                                         1,243  Zions Bancorp.                                               99,204
                                                                                                                      -------------
                                                                                                                          6,025,766
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.4%                    2,956  Allied Waste Industries, Inc. (a)                            33,314
                                                         1,100  Avery Dennison Corp.                                         66,187
                                                         1,591  Cintas Corp.                                                 64,961
                                                         1,476  Equifax, Inc.                                                54,184
                                                         1,496  Monster Worldwide, Inc. (a)                                  54,140
                                                         2,582  Pitney Bowes, Inc.                                          114,563

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         2,521  RR Donnelley & Sons Co.                               $      83,092
                                                         1,992  Robert Half International, Inc.                              67,668
                                                         6,299  Waste Management, Inc.                                      231,047
                                                                                                                      -------------
                                                                                                                            769,156
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.2%                          1,366  ADC Telecommunications, Inc. (a)                             20,490
                                                         5,325  Avaya, Inc. (a)                                              60,918
                                                           984  Ciena Corp. (a)                                              26,814
                                                        71,141  Cisco Systems, Inc. (a)                                   1,636,243
                                                         2,354  Comverse Technology, Inc. (a)                                50,470
                                                        18,177  Corning, Inc. (a)                                           443,701
                                                        19,635  JDS Uniphase Corp. (a)                                       43,001
                                                         6,593  Juniper Networks, Inc. (a)                                  113,927
                                                        52,232  Lucent Technologies, Inc. (a)                               122,223
                                                        28,552  Motorola, Inc.                                              713,800
                                                        19,250  QUALCOMM, Inc.                                              699,738
                                                         5,217  Tellabs, Inc. (a)                                            57,178
                                                                                                                      -------------
                                                                                                                          3,988,503
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.8%                           9,911  Apple Computer, Inc. (a)                                    763,444
                                                        26,472  Dell, Inc. (a)                                              604,620
                                                        26,786  EMC Corp. (a)                                               320,896
                                                        31,919  Hewlett-Packard Co.                                       1,171,108
                                                        17,735  International Business Machines Corp.                     1,453,206
                                                         1,169  Lexmark International, Inc. Class A (a)                      67,405
                                                         2,100  NCR Corp. (a)                                                82,908
                                                         4,338  Network Appliance, Inc. (a)                                 160,549
                                                         1,857  QLogic Corp. (a)                                             35,097
                                                         2,284  Sandisk Corp. (a)                                           122,285
                                                        40,895  Sun Microsystems, Inc. (a)                                  203,248
                                                                                                                      -------------
                                                                                                                          4,984,766
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%                        1,021  Fluor Corp.                                                  78,505
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                            1,125  Vulcan Materials Co.                                         88,031
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.7%                                 14,157  American Express Co.                                        793,925
                                                         3,567  Capital One Financial Corp.                                 280,580
                                                         4,778  SLM Corp.                                                   248,360
                                                                                                                      -------------
                                                                                                                          1,322,865
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                            1,214  Ball Corp.                                                   49,106
                                                         1,222  Bemis Co.                                                    40,155
                                                         1,608  Pactiv Corp. (a)                                             45,699
                                                           946  Sealed Air Corp.                                             51,197
                                                         1,267  Temple-Inland, Inc.                                          50,807
                                                                                                                      -------------
                                                                                                                            236,964
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                                      1,996  Genuine Parts Co.                                            86,087
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%                     1,631  Apollo Group, Inc. Class A (a)                               80,310
                                                         3,749  H&R Block, Inc.                                              81,503
                                                                                                                      -------------
                                                                                                                            161,813
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 4.5%                   52,743  Bank of America Corp.                                     2,825,443
                                                         2,317  CIT Group, Inc.                                             112,676
                                                           415  Chicago Mercantile Exchange Holdings, Inc.                  198,474
                                                        57,615  Citigroup, Inc.                                           2,861,737
                                                        40,455  JPMorgan Chase & Co.                                      1,899,767
                                                         2,760  Moody's Corp.                                               180,449
                                                                                                                      -------------
                                                                                                                          8,078,546
-----------------------------------------------------------------------------------------------------------------------------------

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 2.3%           45,264  AT&T, Inc.                                            $   1,473,796
                                                        21,160  BellSouth Corp.                                             904,590
                                                         1,357  CenturyTel, Inc.                                             53,832
                                                         3,739  Citizens Communications Co.                                  52,496
                                                         1,738  Embarq Corp.                                                 84,067
                                                        18,650  Qwest Communications International Inc. (a)                 162,628
                                                        33,780  Verizon Communications, Inc.                              1,254,251
                                                         5,525  Windstream Corp.                                             72,875
                                                                                                                      -------------
                                                                                                                          4,058,535
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.2%                                1,918  Allegheny Energy, Inc. (a)                                   77,046
                                                         4,591  American Electric Power Co., Inc.                           166,975
                                                         3,797  Edison International                                        158,107
                                                         2,428  Entergy Corp.                                               189,942
                                                         7,802  Exelon Corp.                                                472,333
                                                         4,713  FPL Group, Inc.                                             212,085
                                                         3,844  FirstEnergy Corp.                                           214,726
                                                         4,440  PPL Corp.                                                   146,076
                                                         1,159  Pinnacle West Capital Corp.                                  52,213
                                                         2,952  Progress Energy, Inc.                                       133,962
                                                         8,650  The Southern Co.                                            298,079
                                                                                                                      -------------
                                                                                                                          2,121,544
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                              1,976  American Power Conversion Corp.                              43,393
                                                         1,071  Cooper Industries Ltd. Class A                               91,271
                                                         4,751  Emerson Electric Co.                                        398,419
                                                         2,050  Rockwell Automation, Inc.                                   119,105
                                                                                                                      -------------
                                                                                                                            652,188
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.2%                4,763  Agilent Technologies, Inc. (a)                              155,702
                                                         2,152  Jabil Circuit, Inc.                                          61,483
                                                         1,646  Molex, Inc.                                                  64,145
                                                         6,209  Sanmina-SCI Corp. (a)                                        23,222
                                                        10,658  Solectron Corp. (a)                                          34,745
                                                         2,959  Symbol Technologies, Inc.                                    43,971
                                                           976  Tektronix, Inc.                                              28,236
                                                                                                                      -------------
                                                                                                                            411,504
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.4%                       3,486  BJ Services Co.                                             105,033
                                                         3,833  Baker Hughes, Inc.                                          261,411
                                                        12,017  Halliburton Co.                                             341,884
                                                         3,683  Nabors Industries Ltd. (a)                                  109,569
                                                         2,044  National Oilwell Varco, Inc. (a)                            119,676
                                                         1,597  Noble Corp.                                                 102,495
                                                         1,287  Rowan Cos., Inc.                                             40,708
                                                        13,798  Schlumberger Ltd.                                           855,890
                                                         2,336  Smith International, Inc.                                    90,637
                                                         3,672  Transocean, Inc. (a)                                        268,901
                                                         4,032  Weatherford International Ltd. (a)                          168,215
                                                                                                                      -------------
                                                                                                                          2,464,419
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.8%                          9,572  CVS Corp.                                                   307,453
                                                         5,454  Costco Wholesale Corp.                                      270,955
                                                         8,420  The Kroger Co.                                              194,839
                                                         2,466  SUPERVALU Inc.                                               73,117

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         7,208  SYSCO Corp.                                           $     241,108
                                                         5,181  Safeway, Inc.                                               157,243
                                                        28,665  Wal-Mart Stores, Inc.                                     1,413,758
                                                        11,747  Walgreen Co.                                                521,449
                                                         1,645  Whole Foods Market, Inc.                                     97,762
                                                                                                                      -------------
                                                                                                                          3,277,684
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.9%                                     7,641  Archer-Daniels-Midland Co.                                  289,441
                                                         2,687  Campbell Soup Co.                                            98,076
                                                         5,953  ConAgra Foods, Inc.                                         145,729
                                                         1,555  Dean Foods Co. (a)                                           65,341
                                                         4,112  General Mills, Inc.                                         232,739
                                                         3,863  HJ Heinz Co.                                                161,976
                                                         2,047  The Hershey Co.                                             109,412
                                                         2,913  Kellogg Co.                                                 144,252
                                                         1,532  McCormick & Co., Inc.                                        58,185
                                                         8,858  Sara Lee Corp.                                              142,348
                                                         2,936  Tyson Foods, Inc. Class A                                    46,624
                                                         2,555  Wm. Wrigley Jr. Co.                                         117,683
                                                                                                                      -------------
                                                                                                                          1,611,806
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                                       519  Nicor, Inc.                                                  22,192
                                                           446  Peoples Energy Corp.                                         18,130
                                                                                                                      -------------
                                                                                                                             40,322
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.2%                    624  Bausch & Lomb, Inc.                                          31,281
                                                         7,603  Baxter International, Inc.                                  345,632
                                                         2,852  Becton Dickinson & Co.                                      201,551
                                                         2,853  Biomet, Inc.                                                 91,838
                                                        13,727  Boston Scientific Corp. (a)                                 203,022
                                                         1,206  CR Bard, Inc.                                                90,450
                                                         1,830  Hospira, Inc. (a)                                            70,034
                                                        13,394  Medtronic, Inc.                                             622,017
                                                         4,110  St. Jude Medical, Inc. (a)                                  145,042
                                                         3,459  Stryker Corp.                                               171,532
                                                         2,829  Zimmer Holdings, Inc. (a)                                   190,957
                                                                                                                      -------------
                                                                                                                          2,163,356
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.1%                  6,383  Aetna, Inc.                                                 252,448
                                                         2,349  AmerisourceBergen Corp.                                     106,175
                                                         4,726  Cardinal Health, Inc.                                       310,687
                                                         4,975  Caremark Rx, Inc.                                           281,933
                                                         1,292  Cigna Corp.                                                 150,285
                                                         1,852  Coventry Health Care, Inc. (a)                               95,415
                                                         1,605  Express Scripts, Inc. (a)                                   121,161
                                                         4,940  HCA, Inc.                                                   246,457
                                                         2,800  Health Management Associates, Inc. Class A                   58,520
                                                         1,924  Humana, Inc. (a)                                            127,157
                                                         1,459  Laboratory Corp. of America Holdings (a)                     95,667
                                                           854  Manor Care, Inc.                                             44,647
                                                         3,488  McKesson Corp.                                              183,887
                                                         3,425  Medco Health Solutions, Inc. (a)                            205,877
                                                         1,619  Patterson Cos., Inc. (a)                                     54,415
                                                         1,880  Quest Diagnostics, Inc.                                     114,981

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         5,492  Tenet Healthcare Corp. (a)                            $      44,705
                                                        15,697  UnitedHealth Group, Inc.                                    772,292
                                                         7,223  WellPoint, Inc. (a)                                         556,532
                                                                                                                      -------------
                                                                                                                          3,823,241
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%                            2,348  IMS Health, Inc.                                             62,551
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.3%                     5,186  Carnival Corp.                                              243,898
                                                         1,703  Darden Restaurants, Inc.                                     72,326
                                                         2,165  Harrah's Entertainment, Inc.                                143,821
                                                         4,496  Hilton Hotels Corp.                                         125,214
                                                         3,955  International Game Technology                               164,133
                                                         4,004  Marriott International, Inc. Class A                        154,715
                                                        14,291  McDonald's Corp.                                            559,064
                                                         8,811  Starbucks Corp. (a)                                         300,014
                                                         2,538  Starwood Hotels & Resorts Worldwide, Inc.                   145,148
                                                         1,371  Wendy's International, Inc.                                  91,857
                                                         2,335  Wyndham Worldwide Corp. (a)                                  65,310
                                                         3,153  Yum! Brands, Inc.                                           164,114
                                                                                                                      -------------
                                                                                                                          2,229,614
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.5%                                  863  Black & Decker Corp.                                         68,479
                                                         1,381  Centex Corp.                                                 72,668
                                                         3,175  DR Horton, Inc.                                              76,041
                                                         1,758  Fortune Brands, Inc.                                        132,043
                                                           760  Harman International Industries, Inc.                        63,414
                                                           915  KB Home                                                      40,077
                                                         2,105  Leggett & Platt, Inc.                                        52,688
                                                         1,617  Lennar Corp. Class A                                         73,169
                                                         3,227  Newell Rubbermaid, Inc.                                      91,389
                                                         2,469  Pulte Homes, Inc.                                            78,662
                                                           674  Snap-On, Inc.                                                30,027
                                                           943  The Stanley Works                                            47,008
                                                           912  Whirlpool Corp.                                              76,708
                                                                                                                      -------------
                                                                                                                            902,373
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.8%                                1,761  Clorox Co.                                                  110,943
                                                         6,018  Colgate-Palmolive Co.                                       373,718
                                                         5,340  Kimberly-Clark Corp.                                        349,022
                                                        37,001  The Procter & Gamble Co.                                  2,293,322
                                                                                                                      -------------
                                                                                                                          3,127,005
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.8%                                       1,382  Affiliated Computer Services, Inc. Class A (a)               71,671
                                                         6,474  Automatic Data Processing, Inc.                             306,479
                                                         2,001  Computer Sciences Corp. (a)                                  98,289
                                                         1,618  Convergys Corp. (a)                                          33,412
                                                         6,032  Electronic Data Systems Corp.                               147,905
                                                         8,917  First Data Corp.                                            374,514
                                                         2,030  Fiserv, Inc. (a)                                             95,593
                                                         3,945  Paychex, Inc.                                               145,373
                                                         1,539  Sabre Holdings Corp. Class A                                 35,997
                                                         4,006  Unisys Corp. (a)                                             22,674
                                                                                                                      -------------
                                                                                                                          1,331,907
-----------------------------------------------------------------------------------------------------------------------------------

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy                     7,708  The AES Corp. (a)                                     $     157,166
Traders - 0.4%                                           2,094  Constellation Energy Group, Inc.                            123,965
                                                         4,408  Dynegy, Inc. Class A (a)                                     24,420
                                                         5,377  TXU Corp.                                                   336,170
                                                                                                                      -------------
                                                                                                                            641,721
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.2%                          8,778  3M Co.                                                      653,259
                                                       120,304  General Electric Co.                                      4,246,731
                                                         1,471  Textron, Inc.                                               128,712
                                                        23,479  Tyco International Ltd.                                     657,177
                                                                                                                      -------------
                                                                                                                          5,685,879
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.8%                                         3,790  ACE Ltd.                                                    207,427
                                                         1,234  AMBAC Financial Group, Inc.                                 102,114
                                                         3,665  AON Corp.                                                   124,134
                                                         5,781  Aflac, Inc.                                                 264,539
                                                         7,336  The Allstate Corp.                                          460,187
                                                        30,285  American International Group, Inc.                        2,006,684
                                                         4,787  Chubb Corp.                                                 248,733
                                                         2,019  Cincinnati Financial Corp.                                   97,033
                                                         5,302  Genworth Financial, Inc. Class A                            185,623
                                                         3,546  Hartford Financial Services Group, Inc.                     307,616
                                                         3,346  Lincoln National Corp.                                      207,720
                                                         5,327  Loews Corp.                                                 201,893
                                                         1,570  MBIA, Inc.                                                   96,461
                                                         6,414  Marsh & McLennan Cos., Inc.                                 180,554
                                                         8,850  MetLife, Inc.                                               501,618
                                                         3,138  Principal Financial Group, Inc.                             170,331
                                                         8,999  The Progressive Corp.                                       220,835
                                                         5,652  Prudential Financial, Inc.                                  430,965
                                                         1,356  Safeco Corp.                                                 79,909
                                                         8,052  The St. Paul Travelers Cos., Inc.                           377,558
                                                         1,153  Torchmark Corp.                                              72,766
                                                         3,992  UnumProvident Corp.                                          77,405
                                                         2,101  XL Capital Ltd. Class A                                     144,339
                                                                                                                      -------------
                                                                                                                          6,766,444
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.1%                         3,662  Amazon.com, Inc. (a)                                        117,623
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.0%                     13,690  eBay, Inc. (a)                                              388,248
                                                         2,483  Google, Inc. Class A (a)                                    997,918
                                                         2,857  VeriSign, Inc. (a)                                           57,711
                                                        14,486  Yahoo!, Inc. (a)                                            366,206
                                                                                                                      -------------
                                                                                                                          1,810,083
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%                      1,081  Brunswick Corp.                                              33,716
                                                         3,348  Eastman Kodak Co.                                            74,995
                                                         1,906  Hasbro, Inc.                                                 43,362
                                                         4,405  Mattel, Inc.                                                 86,779
                                                                                                                      -------------
                                                                                                                            238,852
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.2%                    2,124  Applera Corp. - Applied Biosystems Group                     70,326
                                                         1,450  Fisher Scientific International (a)                         113,448
                                                           617  Millipore Corp. (a)                                          37,822
                                                         1,468  PerkinElmer, Inc.                                            27,789
                                                         1,837  Thermo Electron Corp. (a)                                    72,249
                                                         1,194  Waters Corp. (a)                                             54,064
                                                                                                                      -------------
                                                                                                                            375,698
-----------------------------------------------------------------------------------------------------------------------------------

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.1%                                         7,642  Caterpillar, Inc.                                     $     502,844
                                                           609  Cummins, Inc.                                                72,611
                                                         2,757  Danaher Corp.                                               189,323
                                                         2,694  Deere & Co.                                                 226,054
                                                         2,372  Dover Corp.                                                 112,528
                                                         1,748  Eaton Corp.                                                 120,350
                                                         2,152  ITT Corp.                                                   110,333
                                                         4,897  Illinois Tool Works, Inc.                                   219,875
                                                         3,749  Ingersoll-Rand Co. Class A                                  142,387
                                                           719  Navistar International Corp. (a)                             18,565
                                                         2,901  PACCAR, Inc.                                                165,415
                                                         1,455  Pall Corp.                                                   44,829
                                                         1,401  Parker Hannifin Corp.                                       108,900
                                                                                                                      -------------
                                                                                                                          2,034,014
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.6%                                             9,097  CBS Corp. Class B                                           256,262
                                                         5,784  Clear Channel Communications, Inc.                          166,868
                                                        24,389  Comcast Corp. Class A (a)                                   898,735
                                                           757  Dow Jones & Co., Inc.                                        25,390
                                                           971  EW Scripps Co. Class A                                       46,540
                                                         2,758  Gannett Co., Inc.                                           156,737
                                                         5,137  Interpublic Group of Cos., Inc. (a)                          50,856
                                                         4,101  The McGraw-Hill Cos., Inc.                                  237,981
                                                           454  Meredith Corp.                                               22,396
                                                         1,684  New York Times Co. Class A                                   38,698
                                                        27,231  News Corp. Class A                                          535,089
                                                         2,002  Omnicom Group                                               187,387
                                                        47,395  Time Warner, Inc.                                           864,011
                                                         2,222  Tribune Co.                                                  72,704
                                                         2,924  Univision Communications, Inc. Class A (a)                  100,410
                                                         8,268  Viacom, Inc. Class B (a)                                    307,404
                                                        24,358  Walt Disney Co.                                             752,906
                                                                                                                      -------------
                                                                                                                          4,720,374
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%                                  10,102  Alcoa, Inc.                                                 283,260
                                                         1,172  Allegheny Technologies, Inc.                                 72,887
                                                         2,289  Freeport-McMoRan Copper & Gold, Inc. Class B (a)            121,912
                                                         5,240  Newmont Mining Corp.                                        224,010
                                                         3,593  Nucor Corp.                                                 177,818
                                                         2,377  Phelps Dodge Corp.                                          201,332
                                                         1,434  United States Steel Corp.                                    82,713
                                                                                                                      -------------
                                                                                                                          1,163,932
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.1%                                   2,399  Ameren Corp.                                                126,643
                                                         2,582  CMS Energy Corp. (a)                                         37,284
                                                         3,633  Centerpoint Energy, Inc.                                     52,025
                                                         2,872  Consolidated Edison, Inc.                                   132,686
                                                         2,072  DTE Energy Co.                                               86,009
                                                         4,112  Dominion Resources, Inc.                                    314,527
                                                        14,602  Duke Energy Corp.                                           440,980
                                                         2,040  KeySpan Corp.                                                83,926
                                                         3,179  NiSource, Inc.                                               69,111
                                                         4,056  PG&E Corp.                                                  168,932

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         2,933  Public Service Enterprise Group, Inc.                 $     179,470
                                                         3,044  Sempra Energy                                               152,961
                                                         2,434  TECO Energy, Inc.                                            38,092
                                                         4,731  Xcel Energy, Inc.                                            97,695
                                                                                                                      -------------
                                                                                                                          1,980,341
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.9%                                  1,269  Big Lots, Inc. (a)                                           25,139
                                                           705  Dillard's, Inc. Class A                                      23,075
                                                         3,635  Dollar General Corp.                                         49,545
                                                         1,767  Family Dollar Stores, Inc.                                   51,667
                                                         6,334  Federated Department Stores                                 273,692
                                                         2,613  JC Penney Co., Inc.                                         178,703
                                                         3,815  Kohl's Corp. (a)                                            247,670
                                                         2,662  Nordstrom, Inc.                                             112,603
                                                           969  Sears Holdings Corp. (a)                                    153,189
                                                        10,010  Target Corp.                                                553,052
                                                                                                                      -------------
                                                                                                                          1,668,335
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                               11,400  Xerox Corp. (a)                                             177,384
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 6.0%                       5,354  Anadarko Petroleum Corp.                                    234,666
                                                         3,837  Apache Corp.                                                242,498
                                                         4,410  Chesapeake Energy Corp.                                     127,802
                                                        25,614  Chevron Corp.                                             1,661,324
                                                        19,203  ConocoPhillips                                            1,143,155
                                                         2,137  Consol Energy, Inc.                                          67,807
                                                         5,140  Devon Energy Corp.                                          324,591
                                                         2,827  EOG Resources, Inc.                                         183,896
                                                         8,110  El Paso Corp.                                               110,620
                                                        69,280  Exxon Mobil Corp.                                         4,648,688
                                                         2,811  Hess Corp.                                                  116,432
                                                         1,249  Kinder Morgan, Inc.                                         130,958
                                                         4,174  Marathon Oil Corp.                                          320,981
                                                         2,177  Murphy Oil Corp.                                            103,516
                                                        10,040  Occidental Petroleum Corp.                                  483,024
                                                         1,520  Sunoco, Inc.                                                 94,529
                                                         7,142  Valero Energy Corp.                                         367,599
                                                         6,943  Williams Cos., Inc.                                         165,729
                                                         4,262  XTO Energy, Inc.                                            179,558
                                                                                                                      -------------
                                                                                                                         10,707,373
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                           5,298  International Paper Co.                                     183,470
                                                         1,226  Louisiana-Pacific Corp.                                      23,012
                                                         2,111  MeadWestvaco Corp.                                           55,963
                                                         2,870  Weyerhaeuser Co.                                            176,591
                                                                                                                      -------------
                                                                                                                            439,036
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                                   909  Alberto-Culver Co. Class B                                   45,986
                                                         5,221  Avon Products, Inc.                                         160,076
                                                         1,505  The Estee Lauder Cos., Inc. Class A                          60,697
                                                                                                                      -------------
                                                                                                                            266,759
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.3%                                  17,804  Abbott Laboratories                                         864,562
                                                         1,757  Allergan, Inc.                                              197,856
                                                         1,239  Barr Pharmaceuticals, Inc. (a)                               64,354
                                                        22,917  Bristol-Myers Squibb Co.                                    571,092
                                                        11,461  Eli Lilly & Co.                                             653,277

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         3,705  Forest Laboratories, Inc. (a)                         $     187,510
                                                        34,087  Johnson & Johnson                                         2,213,610
                                                         2,833  King Pharmaceuticals, Inc. (a)                               48,246
                                                        25,360  Merck & Co., Inc.                                         1,062,584
                                                         2,457  Mylan Laboratories                                           49,459
                                                        84,971  Pfizer, Inc.                                              2,409,778
                                                        17,263  Schering-Plough Corp.                                       381,340
                                                         1,191  Watson Pharmaceuticals, Inc. (a)                             31,168
                                                        15,682  Wyeth                                                       797,273
                                                                                                                      -------------
                                                                                                                          9,532,109
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 0.9%             1,135  Apartment Investment & Management Co. Class A                61,755
                                                         2,497  Archstone-Smith Trust                                       135,937
                                                         1,332  Boston Properties, Inc.                                     137,649
                                                         4,080  Equity Office Properties Trust                              162,221
                                                         3,391  Equity Residential                                          171,517
                                                         2,524  Kimco Realty Corp.                                          108,204
                                                         2,088  Plum Creek Timber Co., Inc.                                  71,075
                                                         2,856  ProLogis                                                    162,963
                                                         1,413  Public Storage, Inc.                                        121,504
                                                         2,577  Simon Property Group, Inc.                                  233,528
                                                         1,420  Vornado Realty Trust                                        154,780
                                                                                                                      -------------
                                                                                                                          1,521,133
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.0%              2,487  Realogy Corp. (a)                                            56,405
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.6%                                       4,218  Burlington Northern Santa Fe Corp.                          309,770
                                                         5,169  CSX Corp.                                                   169,698
                                                         4,822  Norfolk Southern Corp.                                      212,409
                                                           722  Ryder System, Inc.                                           37,313
                                                         3,139  Union Pacific Corp.                                         276,232
                                                                                                                      -------------
                                                                                                                          1,005,422
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 2.1%          5,662  Advanced Micro Devices, Inc. (a)                            140,701
                                                         4,187  Altera Corp. (a)                                             76,957
                                                         4,112  Analog Devices, Inc.                                        120,852
                                                        16,186  Applied Materials, Inc.                                     286,978
                                                         5,465  Broadcom Corp. Class A (a)                                  165,808
                                                         4,728  Freescale Semiconductor, Inc. Class B (a)                   179,711
                                                        67,218  Intel Corp.                                               1,382,674
                                                         2,320  Kla-Tencor Corp.                                            103,170
                                                         4,657  LSI Logic Corp. (a)                                          38,281
                                                         3,511  Linear Technology Corp.                                     109,262
                                                         3,737  Maxim Integrated Products, Inc.                             104,898
                                                         8,506  Micron Technology, Inc. (a)                                 148,004
                                                         3,469  National Semiconductor Corp.                                 81,626
                                                         1,436  Novellus Systems, Inc. (a)                                   39,720
                                                         4,108  Nvidia Corp. (a)                                            121,556
                                                         2,436  PMC-Sierra, Inc. (a)                                         14,470
                                                         2,299  Teradyne, Inc. (a)                                           30,255
                                                        17,860  Texas Instruments, Inc.                                     593,845
                                                         3,961  Xilinx, Inc.                                                 86,944
                                                                                                                      -------------
                                                                                                                          3,825,712
-----------------------------------------------------------------------------------------------------------------------------------

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.7%                                          6,750  Adobe Systems, Inc. (a)                               $     252,788
                                                         2,700  Autodesk, Inc. (a)                                           93,906
                                                         2,389  BMC Software, Inc. (a)                                       65,029
                                                         5,160  CA, Inc.                                                    122,240
                                                         2,142  Citrix Systems, Inc. (a)                                     77,562
                                                         4,341  Compuware Corp. (a)                                          33,816
                                                         3,574  Electronic Arts, Inc. (a)                                   199,000
                                                         3,982  Intuit, Inc. (a)                                            127,782
                                                       100,654  Microsoft Corp.                                           2,750,874
                                                         3,951  Novell, Inc. (a)                                             24,180
                                                        47,005  Oracle Corp. (a)                                            833,869
                                                         1,301  Parametric Technology Corp. (a)                              22,715
                                                        11,528  Symantec Corp. (a)                                          245,316
                                                                                                                      -------------
                                                                                                                          4,849,077
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.6%                                  1,787  AutoNation, Inc. (a)                                         37,348
                                                           615  AutoZone, Inc. (a)                                           63,530
                                                         3,289  Bed Bath & Beyond, Inc. (a)                                 125,837
                                                         4,738  Best Buy Co., Inc.                                          253,767
                                                         1,643  Circuit City Stores, Inc.                                    41,256
                                                         6,276  The Gap, Inc.                                               118,930
                                                        24,054  Home Depot, Inc.                                            872,439
                                                         3,958  Limited Brands                                              104,847
                                                        17,806  Lowe's Cos., Inc.                                           499,636
                                                         3,301  Office Depot, Inc. (a)                                      131,050
                                                           865  OfficeMax, Inc.                                              35,240
                                                         1,581  RadioShack Corp.                                             30,513
                                                         1,313  The Sherwin-Williams Co.                                     73,239
                                                         8,466  Staples, Inc.                                               205,978
                                                         5,238  TJX Cos., Inc.                                              146,821
                                                         1,610  Tiffany & Co.                                                53,452
                                                                                                                      -------------
                                                                                                                          2,793,883
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.3%                  4,264  Coach, Inc. (a)                                             146,682
                                                         1,315  Jones Apparel Group, Inc.                                    42,659
                                                         1,202  Liz Claiborne, Inc.                                          47,491
                                                         2,232  Nike, Inc. Class B                                          195,568
                                                         1,034  VF Corp.                                                     75,430
                                                                                                                      -------------
                                                                                                                            507,830
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.3%                        7,132  Countrywide Financial Corp.                                 249,905
                                                        11,280  Fannie Mae                                                  630,665
                                                         8,053  Freddie Mac                                                 534,155
                                                         3,098  Golden West Financial Corp.                                 239,321
                                                           984  MGIC Investment Corp.                                        59,010
                                                         4,179  Sovereign Bancorp, Inc.                                      89,890
                                                        11,228  Washington Mutual, Inc.                                     488,081
                                                                                                                      -------------
                                                                                                                          2,291,027
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.2%                                          24,396  Altria Group, Inc.                                        1,867,514
                                                         1,998  Reynolds American, Inc.                                     123,816
                                                         1,872  UST, Inc.                                                   102,642
                                                                                                                      -------------
                                                                                                                          2,093,972
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%                    877  WW Grainger, Inc.                                            58,777
-----------------------------------------------------------------------------------------------------------------------------------

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.5%               4,523  Alltel Corp.                                          $     251,027
                                                        34,814  Sprint Nextel Corp.                                         597,060
                                                                                                                      -------------
                                                                                                                            848,087
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks
                                                                (Cost - $126,996,047) - 78.6%                           140,185,751
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Face
                                                        Amount  U.S. Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                                  $ 33,200,000  U.S. Treasury Notes, 2.50% due 10/31/2006                33,135,160
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total U.S. Government Obligations
                                                                (Cost - $33,153,678) - 18.6%                             33,135,160
-----------------------------------------------------------------------------------------------------------------------------------

                                                                Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 0.0%                                    72,165  State Street Bank & Trust Co., 4.25%
                                                                due 10/02/2006                                               72,165
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                (Cost - $72,165) - 0.0%                                      72,165
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments
                                                                (Cost - $160,221,890) - 97.2%                           173,393,076
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Number of
                                                     Contracts  Call Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                                     1,051  S&P 500 Index, expiring October 2006 at USD 1,325        (2,322,710)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Call Options Written
                                                                (Premiums Received - $1,779,057) - (1.3%)                (2,322,710)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments, Net of Options Written
                                                                (Cost - $158,442,833*) - 95.9%                          171,070,366

                                                                Other Assets Less Liabilities - 4.1%                      7,391,861
                                                                                                                      -------------
                                                                Net Assets - 100.0%                                   $ 178,462,227
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 169,583,500
                                                                  ==============
      Gross unrealized appreciation                               $   2,954,280
      Gross unrealized depreciation                                  (1,467,414)
                                                                  -------------
      Net unrealized appreciation                                 $   1,486,866
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net           Dividend
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                          (574)          $  8,180
      PNC Financial Services
        Group, Inc.                                       (35)          $  5,565
      --------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                     Expiration         Face          Unrealized
      Contracts       Issue            Date            Value        Appreciation
      --------------------------------------------------------------------------
          5       E-MINI S&P 500     December
                                       2006          $ 331,649      $      4,726
      --------------------------------------------------------------------------

Enhanced S&P 500(R) Covered Call Fund Inc.

Schedule of Investments as of September 30, 2006

o     Swaps outstanding as of September 30, 2006 were as follows:

      ------------------------------------------------------------------------------------------------------------------
                                                                                             Notional        Unrealized
      Counterparty  Receive Total Return             Pay                  Expiration          Amount        Appreciation
      ------------------------------------------------------------------------------------------------------------------
      BNP Paribas   CBOE S&P 500
                    BuyWrite Index
                    (BXM(SM)) - Total       12-month LIBOR rate plus
                    Return                  a negotiated spread          October 2006     $  15,000,000     $    879,377

      Deutsche      CBOE S&P 500
      Bank AG       BuyWrite Index
                    (BXM(SM)) - Total       12-month LIBOR rate plus
                    Return                  a negotiated spread          October 2006     $ 101,500,006        6,284,984
      ------------------------------------------------------------------------------------------------------------------
      Total                                                                                                 $  7,164,361
                                                                                                            ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Enhanced S&P 500(R) Covered Call Fund Inc.


By: /s/ Mitchell M. Cox
    ----------------------------
    Mitchell M. Cox
    Chief Executive Officer
    Enhanced S&P 500(R) Covered Call Fund Inc.

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ----------------------------
    Mitchell M. Cox
    Chief Executive Officer
    Enhanced S&P 500(R) Covered Call Fund Inc.

Date: November 17, 2006


By: /s/ Donald C. Burke
    ----------------------------
    Donald C. Burke
    Chief Financial Officer
    Enhanced S&P 500(R) Covered Call Fund Inc.

Date: November 17, 2006